Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2012
Intangible Assets

Intangible assets consisted of the following as of December 31, 2012 and 2011, with gross and net amounts of foreign currency-denominated intangible assets reflected at December 31, 2012 and 2011 exchange rates, respectively:

	December 31, 2012
	Gross Amount	Accumulated Amortization	Carrying Value
Customer relationships	$11,100	$(4,554)	$6,546
Acquired developed technology	1,300	(1,104)	196
Trademarks	400	(300)	100
Patent	237	(66)	171

Total	$13,037	$(6,024)	$7,013

	December 31, 2011
	Gross Amount	Accumulated Amortization	Carrying Value
Customer relationships	$11,100	$(2,714)	$8,386
Acquired developed technology	1,300	(737)	563
Trademarks	400	(189)	211
Patent	259	(78)	181

Total	$13,059	$(3,718)	$9,341

Estimated Future Amortization Expense of Intangible Assets

The estimated future amortization expense of intangible assets as of December 31, 2012 is as follows:

Years Ending December 31,
2013	$1,868
2014	1,357
2015	1,090
2016	873
2017	705
Thereafter	1,120

Total	$7,013